RELATED PARTY TRANSACTIONS - Transactions with Cedarwalk in Connection with the Business Combination (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021	Jul. 28, 2022
Related Party Transaction [Line Items]
Net revenue (including related party net revenue of $5,965 and $17,219 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Cost of goods sold (including related party costs of $1,662 and $5,128 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	60,657	30,868	76,561	55,037
Net product sales
Related Party Transaction [Line Items]
Net revenue (including related party net revenue of $5,965 and $17,219 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	90,385	$ 70,729	213,116	$ 136,759
Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	285		1,101
Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue (including related party net revenue of $5,965 and $17,219 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	17,219		5,965
Cost of goods sold (including related party costs of $1,662 and $5,128 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	1,662		5,128
Cedarwalk | Waldencast plc | Related Party | Class A Ordinary Shares | Obagi China Business
Related Party Transaction [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)					24.50%
Obagi China Business | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	$ 300		1,100
Transition services, initial term	12 months
Transition services, optional extension term	12 months
Obagi China Business | Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue (including related party net revenue of $5,965 and $17,219 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	$ 17,000		5,600
Cost of goods sold (including related party costs of $1,662 and $5,128 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	5,100		1,700
Obagi China Business | Related Party | Net product sales
Related Party Transaction [Line Items]
Net revenue (including related party net revenue of $5,965 and $17,219 in the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period), respectively)	$ 200		$ 300